68164 12/00

Prospectus Supplement
dated December 11, 2000 to:
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Putnam Equity Income Fund (the "fund")
Prospectuses dated March 30, 2000

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam
Management have primary responsibility for the day-to-day management of the fund's portfolio. Their length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

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Manager                    Since   Experience
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David L. King              2000    1983 - Present      Putnam Management
Managing Director
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Jeanne L. Mockard          2000    1990 - Present      Putnam Management
Senior Vice President
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James M. Prusko            1998    1992 - Present      Putnam Management
Senior Vice President
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Bartlett Geer              2000    2000 - Present      Putnam Management
Vice President                     Prior to Dec. 2000  State Street Research &
                                                       Management
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